Leases - Summary of Components of Right of Use Assets (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Leases [Line Items]
Opening balance	kr 6,320
Depreciation	(2,179)	kr (2,427)
Impairment losses	(99)	(154)
Closing balance	6,487	6,320
Cost [member]
Disclosure Of Leases [Line Items]
Opening balance	17,072	17,196
Additions	2,560	1,565
Balances regarding acquired/divested business	(31)	2
Terminations	(2,064)	(1,359)
Translation differences	639	(332)
Closing balance	18,176	17,072
Accumulated depreciation and amortization [member]
Disclosure Of Leases [Line Items]
Opening balance	(9,853)	(8,556)
Depreciation	(2,179)	(2,427)
Balances regarding acquired/divested business	31	0
Terminations	1,673	919
Translation differences	(350)	211
Closing balance	(10,678)	(9,853)
Accumulated impairment losses [member]
Disclosure Of Leases [Line Items]
Opening balance	(514)	(374)
Impairment losses	(99)	(154)
Terminations	47	3
Translation differences	(24)	11
Closing balance	(590)	(514)
Financial sublease [member]
Disclosure Of Leases [Line Items]
Opening balance	(385)	(396)
Derecognition for sublease	0	(2)
Translation differences	(36)	13
Closing balance	(421)	(385)
Real estate [Member]
Disclosure Of Leases [Line Items]
Opening balance	5,985
Closing balance	6,123	5,985
Real estate [Member] | Cost [member]
Disclosure Of Leases [Line Items]
Opening balance	16,003	15,895
Additions	2,295	1,307
Balances regarding acquired/divested business	(31)	2
Terminations	(1,794)	(870)
Translation differences	606	(331)
Closing balance	17,079	16,003
Real estate [Member] | Accumulated depreciation and amortization [member]
Disclosure Of Leases [Line Items]
Opening balance	(9,180)	(7,789)
Depreciation	(1,950)	(2,146)
Balances regarding acquired/divested business	31	0
Terminations	1,421	546
Translation differences	(328)	209
Closing balance	(10,006)	(9,180)
Real estate [Member] | Accumulated impairment losses [member]
Disclosure Of Leases [Line Items]
Opening balance	(453)	(374)
Impairment losses	(99)	(93)
Terminations	47	3
Translation differences	(24)	11
Closing balance	(529)	(453)
Real estate [Member] | Financial sublease [member]
Disclosure Of Leases [Line Items]
Opening balance	(385)	(396)
Derecognition for sublease	0	(2)
Translation differences	(36)	13
Closing balance	(421)	(385)
Vehicles [member]
Disclosure Of Leases [Line Items]
Opening balance	280
Closing balance	344	280
Vehicles [member] | Cost [member]
Disclosure Of Leases [Line Items]
Opening balance	769	998
Additions	265	257
Balances regarding acquired/divested business	0	0
Terminations	(270)	(489)
Translation differences	22	3
Closing balance	786	769
Vehicles [member] | Accumulated depreciation and amortization [member]
Disclosure Of Leases [Line Items]
Opening balance	(489)	(629)
Depreciation	(190)	(232)
Balances regarding acquired/divested business	0	0
Terminations	252	373
Translation differences	(15)	(1)
Closing balance	(442)	(489)
Vehicles [member] | Accumulated impairment losses [member]
Disclosure Of Leases [Line Items]
Opening balance	0	0
Impairment losses	0	0
Terminations	0	0
Translation differences	0	0
Closing balance	0	0
Vehicles [member] | Financial sublease [member]
Disclosure Of Leases [Line Items]
Opening balance	0	0
Derecognition for sublease	0	0
Translation differences	0	0
Closing balance	0	0
Other [member]
Disclosure Of Leases [Line Items]
Opening balance	55
Closing balance	20	55
Other [member] | Cost [member]
Disclosure Of Leases [Line Items]
Opening balance	300	303
Additions	0	1
Balances regarding acquired/divested business	0	0
Terminations	0	0
Translation differences	11	(4)
Closing balance	311	300
Other [member] | Accumulated depreciation and amortization [member]
Disclosure Of Leases [Line Items]
Opening balance	(184)	(138)
Depreciation	(39)	(49)
Balances regarding acquired/divested business	0	0
Terminations	0	0
Translation differences	(7)	3
Closing balance	(230)	(184)
Other [member] | Accumulated impairment losses [member]
Disclosure Of Leases [Line Items]
Opening balance	(61)	0
Impairment losses	0	(61)
Terminations	0	0
Translation differences	0	0
Closing balance	(61)	(61)
Other [member] | Financial sublease [member]
Disclosure Of Leases [Line Items]
Opening balance	0	0
Derecognition for sublease	0	0
Translation differences	0	0
Closing balance	kr 0	kr 0